DERIVATIVES AND HEDGING (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair values of derivative instruments

Balance sheet line item		December 31,
		2022	2021
Derivatives designated as hedging instruments:
Foreign exchange contracts	Other current liabilities	(3,208)	—
	Prepaid expenses and other current assets	—	705

		$(3,208)	$705
Derivatives not designated as hedging instruments:
	Prepaid expenses and	—	(49)
Foreign exchange contracts	other current assets
		—	(49)

Total		$(3,208)	$656

Schedule of income and other comprehensive income

	Gain (Loss) Recognized in Other Comprehensive Income on Effective-Portion of Derivative, net		Realized Gain (Loss) on Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Amount Excluded from Effectiveness Testing Recognized in Income (Loss)(**)
	Year ended December 31		Year ended December 31		Year ended December 31
	2022	2021	2022	2021	2022	2021
Derivatives designated as hedging instruments:

Foreign exchange contracts	$(11,386)	$953	$7,582	$(359)	$—	$—

	(11,386)	953	7,582	(359)	—	—

Derivatives not designated as hedging instruments:

Foreign exchange contracts	—	—	—	—	(1,801)	49

	—	—	—	—	(1,801)	49
Total	$(11,386)	$953	$7,582	$(359)	$(1,801)	$49

(*) Classified in operating expenses in the Consolidated Statement of Operations.

(**) Includes derivatives not designated as accounting hedge. Classified in financial income (expense), net, in the Consolidated Statement of Operations.

Schedule of notional amounts of outstanding derivative
	As of December 31,
	2022	2021
Derivatives designated as hedging instruments:
Foreign exchange contracts:
NIS	$81,557	$36,013
	$81,557	$36,013
Derivatives not designated as hedging instruments:
Foreign exchange contracts:
GBP	—	4,054
Euro	—	2,830
AUD	—	581
	—	7,465
Total	$81,557	$43,478